Long-Term Debt - Principal Repayments (Detail) (USD $)	Sep. 30, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
Total Principal Payments in Rolling Year One
Total Principal Payments in Rolling Year Two	574,788
Total Principal Payments	574,788
Secured Notes and Warrants [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Total Principal Payments in Rolling Year One
Total Principal Payments in Rolling Year Two	339,788
Total Principal Payments	339,788
Unsecured Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Total Principal Payments in Rolling Year One
Total Principal Payments in Rolling Year Two	235,000
Total Principal Payments	$ 235,000